Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 2,636,309	¥ 3,435,879
Derivative assets, Fair value		14,929	15,118	[2]
Derivative liabilities, Fair value	[1]	14,517	14,182	[2]
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	2,635,161	3,434,602
Derivative assets, Fair value	[3],[4]	14,909	15,093	[2]
Derivative liabilities, Fair value	[1],[3],[4]	14,517	14,181	[2]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	45,721	39,203
Derivative assets, Fair value	[3],[4]	851	1,011	[2]
Derivative liabilities, Fair value	[1],[3],[4]	920	1,118	[2]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	2,243,179	2,940,234
Derivative assets, Fair value	[3],[4]	8,612	8,072	[2]
Derivative liabilities, Fair value	[1],[3],[4]	8,290	7,550	[2]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	35,343	31,624
Derivative assets, Fair value	[3],[4]	533	515	[2]
Derivative liabilities, Fair value	[1],[3],[4]	464	425	[2]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	310,677	362,658
Derivative assets, Fair value	[3],[4]	4,912	5,494	[2]
Derivative liabilities, Fair value	[1],[3],[4]	4,842	5,087	[2]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[3],[4]	241	60,883
Derivative assets, Fair value	[3],[4]	1	1	[2]
Derivative liabilities, Fair value	[1],[3],[4]	1	1	[2]
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,148	1,277
Derivative assets, Fair value		20	25	[2]
Derivative liabilities, Fair value	[1]		1	[2]
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,002	1,184
Derivative assets, Fair value		20	24	[2]
Derivative liabilities, Fair value	[1]		1	[2]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	146	93
Derivative assets, Fair value		0	1	[2]
Derivative liabilities, Fair value	[1]			[2]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies" for further details.
[3]	As of March 31, 2018 and 2019, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.